Trade receivables	12 Months Ended
Dec. 31, 2019
Disclosure of trade receivables [abstract]
Trade receivables
15. Trade receivables
(USD millions)	2019	2018

Total gross trade receivables	8 396	8 853

Provisions for doubtful trade receivables	– 95	– 126

Total trade receivables, net	8 301	8 727

The following table summarizes the movement in the provision for doubtful trade receivables:
(USD millions)	2019	2018	2017

January 1	– 126	– 190	– 162

Provisions related to discontinued operations [1]	54

Impact of divestments			12

Impact of business combination		– 1

Provisions for doubtful trade receivables charged to the consolidated income statement [2]	– 89	– 47	– 119

Utilization of provisions for doubtful trade receivables	12	39	12

Reversal of provisions for doubtful trade receivables credited to the consolidated income statement [3]	53	61	76

Currency translation effects	1	12	– 9

December 31	– 95	– 126	– 190

[1] Notes 1, 2 and 30 provide information related to discontinued operations.
[2] Provisions charged to the consolidated income statement from continuing operations were USD 30 million in 2018 and USD 94 million in 2017.
[3] Reversal of provisions credited to the consolidated income statement from continuing operations were USD 44 million in 2018 and USD 60 million in 2017.
The following sets forth the trade receivables that are not overdue as specified in the payment terms and conditions established with Novartis customers, as well as an analysis of overdue amounts and related provisions for doubtful trade receivables:
(USD millions)	2019	2018

Not overdue	7 763	7 916

Past due for not more than one month	161	296

Past due for more than one month but less than three months	123	194

Past due for more than three months but less than six months	103	136

Past due for more than six months but less than one year	96	98

Past due for more than one year	150	213

Provisions for doubtful trade receivables	– 95	– 126

Total trade receivables, net	8 301	8 727

Trade receivable balances include sales to drug wholesalers, retailers, private health systems, government agencies, managed care providers, pharmacy benefit managers and government-supported healthcare systems. Novartis continues to monitor sovereign debt issues and economic conditions in the countries it operates, particularly in Argentina, Brazil, Greece, Italy, Portugal, Russia, Saudi Arabia, Spain and Turkey, and evaluates trade receivables in these countries for potential collection risks. The majority of the outstanding trade receivables from Portugal, Saudi Arabia and Spain are due directly from local governments or from government-funded entities. Deteriorating credit and economic conditions as well as other factors in these closely monitored countries have resulted in, and may continue to result in, an increase in the average length of time that it takes to collect these trade receivables, and may require the Group to re-evaluate the estimated collectible amount of these trade receivables in future periods.
The following table shows the gross trade receivables balance from these closely monitored countries at December 31, 2019 and 2018; the amounts that are past due for more than one year; and the related provisions that have been recorded:
(USD millions)	2019	2018

Total balance of gross trade receivables from closely monitored countries	1 588	1 729

Past due for more than one year	61	97

Provisions	24	44

At December 31, 2019, amounts past due for more than one year are not significant in any of these countries on a standalone basis.
Total trade receivables include amounts denominated in the following major currencies:
(USD millions)	2019	2018

US dollar (USD)	3 466	3 510

Euro (EUR)	1 384	1 551

Japanese yen (JPY)	466	658

Russian ruble (RUB)	341	247

Chinese yuan (CNY)	279	282

British pound (GBP)	202	183

Brazilian real (BRL)	165	206

Canadian dollar (CAD)	129	136

Australian dollar (AUD)	125	161

Swiss franc (CHF)	89	100

Other currencies	1 655	1 693

Total trade receivables, net	8 301	8 727